Other Financial Liabilities (Details Narrative) - 12 months ended Dec. 31, 2019 € in Thousands, $ in Thousands	EUR (€)	USD ($)
Statement Line Items [Line Items]
Purchase price liability was discounted at market interest rate	0.09	0.09
Expected annual purchase price payments, description	Due from 2022 to 2030	Due from 2022 to 2030
Repayment Nominal amount | €	€ 25,800
Start-up costs | €	€ 2,500
USD [Member]
Statement Line Items [Line Items]
Repayment Nominal amount | $		$ 28,900
Start-up costs | $		$ 2,900